Segment and Geographic Information	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Segment and Geographic Information

3. Segment Information

Operating segments are defined as components of an enterprise which separate financial information is available that is evaluated regularly by the Company’s chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company operates in the outdoor market of the action sports industry in which the Company designs, markets and distributes apparel, footwear, accessories and related products. The Company currently operates in four segments: the Americas, EMEA, and APAC, each of which sells a full range of the Company’s products, as well as Corporate Operations. The Americas segment, consisting of North, South and Central America, includes revenues primarily from the United States, Canada, Brazil and Mexico. The EMEA segment, consisting of Europe, the Middle East and Africa, includes revenues primarily from continental Europe, the United Kingdom, Russia, and South Africa. The APAC segment, consisting of Australia, New Zealand, and Asia, includes revenues primarily from Australia, Japan, New Zealand and Indonesia. Royalties earned from various licensees in other international territories are categorized in Corporate Operations, along with revenues from sourcing services to Company’s licensees.

Information related to the Company’s operating segments is as follows:

	Three Months Ended July 31,
In thousands	2013	2012
Revenues, net:
Americas	$267,997	$286,136
EMEA	163,796	154,076
APAC	63,356	71,623
Corporate operations	615	604

	$495,764	$512,439

Gross profit:
Americas	$114,327	$126,101
EMEA	97,161	88,136
APAC	32,432	39,258
Corporate operations	855	(7)

	$244,775	$253,488

SG&A expense:
Americas	$78,752	$92,781
EMEA	88,845	80,862
APAC	33,881	37,747
Corporate operations	15,101	14,398

	$216,579	$225,788

Asset impairments:
Americas	$1,086	$141
EMEA	1,066	—
APAC	—	—
Corporate operations	—	—

	$2,152	$141

Operating income/(loss):
Americas	$34,489	$33,179
EMEA	7,250	7,274
APAC	(1,449)	1,511
Corporate operations	(14,246)	(14,405)

	$26,044	$27,559

	Nine Months Ended July 31,
In thousands	2013	2012
Revenues, net:
Americas	$682,984	$712,519
EMEA	500,160	518,504
APAC	200,132	220,242
Corporate operations	2,254	3,008

	$1,385,530	$1,454,273

Gross profit:
Americas	$287,882	$311,738
EMEA	284,011	298,905
APAC	103,343	113,361
Corporate operations	382	(417)

	$675,618	$723,587

SG&A expense:
Americas	$251,825	$270,669
EMEA	253,055	250,160
APAC	108,843	114,988
Corporate operations	46,319	44,396

	$660,042	$680,213

Asset impairments:
Americas	$8,029	$556
EMEA	2,623	—
APAC	—	—
Corporate operations	—	—

	$10,652	$556

Operating income (loss):
Americas	$28,028	$40,513
EMEA	28,333	48,745
APAC	(5,500)	(1,627)
Corporate operations	(45,937)	(44,813)

	$4,924	$42,818

	July 31, 2013	October 31, 2012
Identifiable assets:
Americas	$573,680	$576,179
EMEA	783,567	718,537
APAC	207,273	224,149
Corporate operations	628,007	199,375

	$2,192,527	$1,718,240

Note 14—Segment and Geographic Information

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the Company’s management in deciding how to allocate resources and in assessing performance. The Company operates in the outdoor market of the action sports industry in which the Company designs, markets and distributes apparel, footwear, accessories and related products. The Company currently operates in four segments: the Americas, EMEA, APAC and Corporate Operations. The Americas segment includes revenues primarily from the United States, Canada, Brazil and Mexico. The EMEA segment includes revenues primarily from continental Europe, the United Kingdom, and South Africa. The APAC segment includes revenues primarily from Australia, Japan, New Zealand and Indonesia. Costs that support all segments, including trademark protection, trademark maintenance and licensing functions, are part of Corporate Operations. Corporate Operations also includes sourcing income and gross profit earned from the Company’s licensees. The Company’s largest customer accounted for approximately 3% of the Company’s net revenues for fiscal 2012, 2011 and 2010.

The Company sells a full range of its products within each geographical segment. The percentages of net revenues attributable to each of the Company’s major product categories are as follows:

	Percentage of Net Revenues
	2012	2011	2010
Apparel	63%	61%	64%
Footwear	24	23	21
Accessories and related products	13	16	15

	100%	100%	100%

Information related to the Company’s operating segments is as follows:

	Year Ended October 31,
In thousands	2012	2011	2010
Revenues, net:
Americas	$991,625	$914,406	$843,078
EMEA	710,852	761,100	728,952
APAC	307,141	272,479	260,578
Corporate operations	3,621	5,076	5,012

Consolidated	$2,013,239	$1,953,061	$1,837,620

Gross profit/(loss):
Americas	$429,868	$425,607	$390,249
EMEA	393,944	453,727	436,088
APAC	156,833	144,815	141,197
Corporate operations	(299)	(315)	(286)

Consolidated	$980,346	$1,023,834	$967,248

SG&A expense:
Americas	$362,322	$360,921	$324,683
EMEA	337,535	340,387	340,138
APAC	157,247	147,949	128,207
Corporate operations	59,040	46,692	39,038

Consolidated	$916,144	$895,949	$832,066

Asset impairments:
Americas	$5,267	$3,891	$8,686
EMEA	560	1,331	1,785
APAC	1,407	81,151	1,186
Corporate operations	—	—	—

Consolidated	$7,234	$86,373	$11,657

Operating income/(loss):
Americas	$62,279	$60,795	$56,880
EMEA	55,849	112,009	94,165
APAC	(1,821)	(84,285)	11,804
Corporate operations	(59,339)	(47,007)	(39,324)

Consolidated	$56,968	$41,512	$123,525

Identifiable assets:
Americas	$576,179	$577,643	$535,580
EMEA	718,537	750,378	704,306
APAC	224,149	231,879	298,503
Corporate operations	199,375	204,323	157,732

Consolidated	$1,718,240	$1,764,223	$1,696,121

Goodwill:
Americas	$75,974	$76,048	$75,051
EMEA	190,986	186,334	181,555
APAC	6,207	6,207	75,882

Consolidated	$273,167	$268,589	$332,488

France accounted for 30%, 29%, and 28% of EMEA net revenues to unaffiliated customers for the years ended October 31, 2012, 2011 and 2010, respectively, while Spain accounted for 16%, 18%, and 19%, respectively, and the United Kingdom accounted for 11%, 8%, and 8%, respectively. Identifiable assets in the United States totaled $547 million as of October 31, 2012.